UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St. Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Massachusetts AMT
Tax-Free Money Market Fund -

Fidelity Massachusetts AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Massachusetts AMT Tax-Free Money Market Fund, or 1-877-208-0098 for Institutional Class and Service Class of the fund, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Massachusetts AMT Tax-Free Money Market	.13%
Actual		$ 1,000.00	$ 1,000.05	$ .64
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,000.05	$ .64
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Service Class	.13%
Actual		$ 1,000.00	$ 1,000.05	$ .64
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/13	% of fund's investments 1/31/13	% of fund's investments 7/31/12
1 - 7	83.8	80.2	84.7
8 - 30	2.9	4.5	2.1
31 - 60	2.4	2.8	1.9
61 - 90	1.2	5.0	3.9
91 - 180	5.2	4.1	4.8
> 180	4.5	3.4	2.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/13	1/31/13	7/31/12
Fidelity Massachusetts AMT Tax-Free Money Market Fund	27 Days	26 Days	22 Days
Massachusetts Tax-Free Money Market Funds Average*	28 Days	31 Days	24 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/13	1/31/13	7/31/12
Fidelity Massachusetts AMT Tax-Free Money Market Fund	29 Days	26 Days	22 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
Variable Rate Demand Notes (VRDNs) 62.9%	Variable Rate Demand Notes (VRDNs) 66.0%
Other Municipal Debt 19.0%	Other Municipal Debt 20.5%
Investment Companies 17.5%	Investment Companies 13.6%
Net Other Assets (Liabilities) 0.6%	Net Other Assets (Liabilities)** (0.1)%

Current and Historical Seven-Day Yields

	7/31/13	4/30/13	1/31/13	10/31/12	7/31/12

Massachusetts AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2013, the most recent period shown in the table, would have been -0.21% for Massachusetts AMT Tax-Free Money Market, -0.16% for Institutional Class and -0.40% for Service Class.

** Net Other Assets (Liabilities) is not included in the pie chart.

Semiannual Report

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.9%
	Principal Amount	Value
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.34% 8/7/13, VRDN (a)	$ 1,100,000	$ 1,100,000
Massachusetts - 61.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series Clipper 07 18, 0.09% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	52,100,000	52,100,000
Series 2008 A1, 0.06% 8/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,000,000	8,000,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.11% 8/7/13, LOC Citibank NA, VRDN (a)	17,150,000	17,150,000
Series 2010 A3, 0.06% 8/7/13, LOC Bank of America NA, VRDN (a)	11,500,000	11,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.06% 8/7/13, LOC Freddie Mac, VRDN (a)	3,560,000	3,560,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.04% 8/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	29,775,000	29,775,000
(Boston Univ. Proj.):
Series U-5B, 0.04% 8/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,000,000	3,000,000
Series U3, 0.04% 8/7/13, LOC Northern Trust Co., VRDN (a)	4,000,000	4,000,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.06% 8/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,700,000	3,700,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (a)	4,900,000	4,900,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.13% 8/7/13, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.08% 8/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,400,000	4,400,000
(Olin College Proj.):
Series 2008 C2, 0.07% 8/1/13, LOC RBS Citizens NA, VRDN (a)	3,700,000	3,700,000
Series 2008 C3, 0.07% 8/1/13, LOC RBS Citizens NA, VRDN (a)	1,935,000	1,935,000
(Simmons College Proj.) Series G, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (a)	5,400,000	5,400,000
(Smith College Proj.) Series 2007, 0.04% 8/7/13 (Liquidity Facility TD Banknorth, NA), VRDN (a)	11,760,000	11,760,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Williston Northampton School Proj.) Series 2010, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (a)	$ 1,560,000	$ 1,560,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.03% 8/7/13, LOC TD Banknorth, NA, VRDN (a)	24,410,000	24,410,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (a)	1,940,000	1,940,000
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 06, 0.09% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.06% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	28,900,000	28,900,000
Series Putters 3699, 0.08% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800,000	4,800,000
Series Putters 3898, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (a)	5,900,000	5,900,000
Series 2009 J2, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (a)	660,000	660,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.03% 8/1/13, LOC Wells Fargo Bank NA, VRDN (a)	6,600,000	6,600,000
(Bentley College Proj.) Series K, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (a)	2,200,000	2,200,000
(Children's Hosp. Proj.):
Series 2010 N2, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (a)	1,300,000	1,300,000
Series 2010 N3, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (a)	3,400,000	3,400,000
Series 2010 N4, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
(Fairview Extended Care Proj.) Series B, 0.16% 8/7/13, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (a)	27,080,000	27,080,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.06% 8/1/13, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 0.04% 8/7/13, VRDN (a)	3,925,000	3,925,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.1% 8/7/13, LOC JPMorgan Chase Bank, VRDN (a)	9,300,000	9,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.) Series D6, 0.05% 8/1/13, VRDN (a)	$ 485,000	$ 485,000
(Stonehill College Proj.) Series 2008 K, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
(Wellesley College Proj.) Series I, 0.04% 8/1/13, VRDN (a)	13,845,000	13,845,000
Participating VRDN:
Series BA 08 1056, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (a)(d)	3,310,000	3,310,000
Series BA 08 3503, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 54, 0.06% 8/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300,000	6,300,000
Series BC 10 20W, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,550,000	2,550,000
Series Putters 3163, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,655,000	5,655,000
Series Putters 3529, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000,000	10,000,000
Series Putters 3530, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,495,000	11,495,000
Series Putters 3650, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,200,000	3,200,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.05% 8/7/13, LOC Bank of New York, New York, VRDN (a)	2,000,000	2,000,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (a)	4,080,000	4,080,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	9,300,000	9,300,000
Series 2008 A, 0.05% 8/7/13, LOC Bank of America NA, VRDN (a)	11,100,000	11,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.08% 8/7/13 (Liquidity Facility Citibank NA) (a)(d)	5,115,000	5,115,000
Series EGL 07 0033, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
Series EGL 07 0067, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (a)(d)	19,100,000	19,100,000
Series EGL 07 0092, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (a)(d)	7,700,000	7,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 1920, 0.08% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 7,985,000	$ 7,985,000
Series Putters 2479Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
Series Putters 2857, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,205,000	12,205,000
Series Putters 3691, 0.08% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,425,000	1,425,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.06% 8/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Series Putters 2847, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 F, 0.04% 8/7/13 (Liquidity Facility Bank of Nova Scotia), VRDN (a)	4,900,000	4,900,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 32, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	23,300,000	23,300,000
Series RBC E 42, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,600,000	4,600,000
		529,815,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.24% 8/7/13, VRDN (a)	1,400,000	1,400,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 8/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
Ohio - 0.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.13% 8/7/13, VRDN (a)	400,000	400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.04% 8/7/13, LOC Bank of Nova Scotia, VRDN (a)	$ 500,000	$ 500,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 8/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	5,270,000	5,270,000
		5,770,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $538,585,000)		538,585,000
Other Municipal Debt - 19.0%

Massachusetts - 18.8%
Belmont Gen. Oblig. BAN 1.25% 4/25/14	1,900,000	1,914,913
Boston Gen. Oblig. Bonds:
Series 2012 A, 2% 8/1/13	4,180,000	4,180,000
Series 2012 B, 3% 2/1/14	1,410,000	1,430,047
Burlington Gen. Oblig. BAN 1.25% 7/25/14	1,200,000	1,212,687
Canton Gen. Oblig. BAN 1.25% 3/27/14	2,209,800	2,224,454
Framingham Gen. Oblig. BAN:
1% 12/13/13	1,635,758	1,640,898
1.25% 12/13/13	4,009,365	4,024,774
Franklin Gen. Oblig. BAN 1.25% 8/16/13	4,700,000	4,702,042
Gloucester Gen. Oblig. BAN 1.25% 2/7/14	1,900,000	1,910,056
Hingham Gen. Oblig. BAN 1% 5/23/14	5,300,000	5,335,050
Marblehead Gen. Oblig. BAN 1.25% 8/8/14	2,910,150	2,941,725
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 B, 5.25% 7/1/14	2,500,000	2,616,025
Massachusetts Commonwealth Trans. Fund Rev. Bonds Series WF 12 30 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,000,000	3,000,000
Massachusetts Dev. Fin. Agcy. Series 2001, 0.16% 10/1/13, LOC TD Banknorth, NA, CP	2,069,000	2,069,000
Massachusetts Dev. Fin. Agcy. Rev. Series 2001, 0.18% 9/5/13, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
Massachusetts Gen. Oblig. Bonds:
Series 2001 D, 6% 11/1/13	1,000,000	1,014,543
Series 2002 C, 5.5% 11/1/13	4,825,000	4,888,559
Series 2008 A, 4% 9/1/13	500,000	501,552
Series 2010 A, 0.59% 2/1/14 (a)	2,000,000	2,000,000
Series 2012 D, 0.04% 1/1/14 (a)	6,900,000	6,899,957
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig. Bonds: - continued
Series Merlots 2008-C54, 0.18%, tender 1/15/14 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	$ 1,900,000	$ 1,900,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.) 0.14% tender 12/4/13, CP mode	18,000,000	18,000,000
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H2, 0.15% tender 9/4/13, CP mode	7,020,000	7,020,000
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H1:
0.16% tender 8/7/13, CP mode	2,400,000	2,400,000
0.16% tender 9/5/13, CP mode	3,600,000	3,600,000
Series 2005 C, 5% 8/15/13	1,285,000	1,287,352
Series EE:
0.05% 8/1/13, CP	2,100,000	2,100,000
0.11% 9/10/13, CP	2,000,000	2,000,000
0.13% 8/6/13, CP	2,200,000	2,200,000
0.13% 9/16/13, CP	3,200,000	3,200,000
0.14% 8/8/13, CP	1,000,000	1,000,000
0.15% 8/7/13, CP	4,500,000	4,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.4% tender 8/8/13, CP mode	3,600,000	3,600,000
0.43% tender 8/12/13, CP mode	500,000	500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/13	2,290,000	2,294,198
Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	4,800,000	4,800,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	2,320,000	2,361,303
Series 2010 A, 5% 12/15/13	2,000,000	2,035,708
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 8/19/13, CP mode	200,000	200,000
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 2004 A, 5.25% 8/1/13	700,000	700,000
Series 2013 A, 5% 2/1/14	2,205,000	2,258,094
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	3,675,000	3,675,000
Nantucket Gen. Oblig. BAN 1.25% 6/6/14	1,000,000	1,009,041
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Needham Gen. Oblig. BAN 0.5% 12/2/13	$ 2,210,000	$ 2,212,511
Quincy Gen. Oblig. BAN:
1% 6/20/14	3,700,000	3,727,120
1.25% 1/24/14	4,300,000	4,321,498
Somerville Gen. Oblig. BAN Series 2013 A, 0.7% 10/25/13	1,779,404	1,781,705
Springfield Gen. Oblig. BAN 1.25% 2/14/14	3,200,000	3,215,137
West Springfield Gen. Oblig. BAN 1% 6/27/14	3,800,000	3,828,456
Westborough Gen. Oblig. BAN 1.25% 8/23/13	2,891,539	2,893,241
Westfield Gen. Oblig. BAN:
1% 4/11/14	2,600,000	2,614,371
1.25% 10/25/13	3,200,000	3,207,590
Winchester Gen. Oblig. BAN 1.25% 7/2/14	2,000,000	2,019,788
		161,365,395
Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Bonds Series 2003, 5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	1,445,000	1,468,230
TOTAL OTHER MUNICIPAL DEBT (Cost $162,833,625)		162,833,625
Investment Company - 17.5%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.06% (b)(c) (Cost $150,067,389)	150,067,389	150,067,389
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $851,486,014)		851,486,014
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,482,259
NET ASSETS - 100%		$ 856,968,273
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,575,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Commonwealth Trans. Fund Rev. Bonds Series WF 12 30 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	5/17/12	$ 3,000,000
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Merlots 2008-C54, 0.18%, tender 1/15/14 (Liquidity Facility Wells Fargo Bank NA)	2/2/12	$ 1,900,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 3,675,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 77,231
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $701,418,625)	$ 701,418,625
Fidelity Central Funds (cost $150,067,389)	150,067,389
Total Investments (cost $851,486,014)		$ 851,486,014
Cash		11,815,425
Receivable for investments sold		750,003
Receivable for fund shares sold		439,274
Interest receivable		685,511
Distributions receivable from Fidelity Central Funds		6,216
Receivable from investment adviser for expense reductions		23,324
Other receivables		1,371
Total assets		865,207,138

Liabilities
Payable for investments purchased	$ 6,801,293
Payable for fund shares redeemed	1,204,612
Distributions payable	814
Accrued management fee	74,477
Other affiliated payables	157,669
Total liabilities		8,238,865

Net Assets		$ 856,968,273
Net Assets consist of:
Paid in capital		$ 856,880,869
Undistributed net investment income		18
Accumulated undistributed net realized gain (loss) on investments		87,386
Net Assets		$ 856,968,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($259,218,216 ÷ 258,851,771 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($597,572,301 ÷ 596,959,803 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($177,756 ÷ 177,571 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2013 (Unaudited)

Investment Income
Interest		$ 534,535
Income from Fidelity Central Funds		77,231
Total income		611,766

Expenses
Management fee	$ 902,924
Transfer agent fees	292,395
Distribution and service plan fees	225
Independent trustees' compensation	1,774
Total expenses before reductions	1,197,318
Expense reductions	(630,431)	566,887
Net investment income (loss)		44,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		74,223
Net increase in net assets resulting from operations		$ 119,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,879	$ 122,931
Net realized gain (loss)	74,223	25,036
Net increase in net assets resulting from operations	119,102	147,967
Distributions to shareholders from net investment income	(44,861)	(122,928)
Distributions to shareholders from net realized gain	-	(120,706)
Total distributions	(44,861)	(243,634)
Share transactions - net increase (decrease)	(76,134,824)	(339,994,428)
Total increase (decrease) in net assets	(76,060,583)	(340,090,095)

Net Assets
Beginning of period	933,028,856	1,273,118,951
End of period (including undistributed net investment income of $18 and undistributed net investment income of $0, respectively)	$ 856,968,273	$ 933,028,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.002	.016
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.002	.016
Distributions from net investment income	- F	- F	- F	- F	(.002)	(.016)
Distributions from net realized gain	-	- F	-	-	- F	- F
Total distributions	- F	- F	- F	- F	(.002)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.02%	.01%	.01%	.15%	1.64%
Ratios to Average Net Assets D, E
Expenses before reductions	.30% A	.30%	.30%	.30%	.34%	.32%
Expenses net of fee waivers, if any	.13% A	.17%	.17%	.28%	.33%	.32%
Expenses net of all reductions	.13% A	.17%	.17%	.28%	.33%	.27%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.16%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259,218	$ 272,374	$ 290,104	$ 353,510	$ 441,771	$ 638,141

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.002	.017
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.002	.017
Distributions from net investment income	- F	- F	- F	(.001)	(.002)	(.017)
Distributions from net realized gain	-	- F	-	-	- F	- F
Total distributions	- F	- F	- F	(.001)	(.002)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.02%	.02%	.09%	.25%	1.74%
Ratios to Average Net Assets D, E
Expenses before reductions	.25% A	.25%	.25%	.25%	.29%	.27%
Expenses net of fee waivers, if any	.13% A	.17%	.15%	.20%	.24%	.22%
Expenses net of all reductions	.13% A	.17%	.15%	.20%	.24%	.17%
Net investment income (loss)	.01% A	.01%	.03%	.09%	.25%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,572	$ 660,561	$ 982,481	$ 1,263,867	$ 1,474,463	$ 2,049,073

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.015
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.015
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.015)
Distributions from net realized gain	-	- F	-	-	- F	- F
Total distributions	- F	- F	- F	- F	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.02%	.01%	.01%	.07%	1.49%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.53%	.52%
Expenses net of fee waivers, if any	.13% A	.18%	.17%	.28%	.41%	.46%
Expenses net of all reductions	.13% A	.18%	.16%	.28%	.41%	.42%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.08%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178	$ 94	$ 534	$ 1,036	$ 8,862	$ 6,805

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 851,486,014

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, FMR pays class level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 225	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Massachusetts AMT Tax-Free Money Market	$ 132,785.10
Institutional Class	159,566.05
Service Class	44.05
	$ 292,395

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $165,028 and $47, respectively.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Amount
Massachusetts AMT Tax-Free Money Market	$ 232,209
Institutional Class	230,281
Service Class	288

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,578.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 13,157	$ 28,144
Institutional Class	31,695	94,752
Service Class	9	32
Total	$ 44,861	$ 122,928

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended July 31, 2013	Year ended January 31, 2013
From net realized gain
Massachusetts AMT Tax-Free Money Market	$ -	$ 30,176
Institutional Class	-	90,520
Service Class	-	10
Total	$ -	$ 120,706

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
Massachusetts AMT Tax-Free Money Market Shares sold	33,249,087	87,658,821
Reinvestment of distributions	12,430	54,976
Shares redeemed	(46,443,925)	(105,469,292)
Net increase (decrease)	(13,182,408)	(17,755,495)
Institutional Class Shares sold	60,595,614	149,803,073
Reinvestment of distributions	27,421	144,060
Shares redeemed	(123,658,605)	(471,746,964)
Net increase (decrease)	(63,035,570)	(321,799,831)
Service Class Shares sold	100,000	50,000
Reinvestment of distributions	9	30
Shares redeemed	(16,855)	(489,132)
Net increase (decrease)	83,154	(439,102)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
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Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal Money Market Fund

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Massachusetts Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$ 1,000.00	$ 953.20	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Fidelity Massachusetts Municipal Money Market Fund	.12%
Actual		$ 1,000.00	$ 1,000.05	$ .60
HypotheticalA		$ 1,000.00	$ 1,024.20	$ .60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	17.8	21.9
Education	17.3	15.2
General Obligations	16.8	17.3
Water & Sewer	15.8	15.1
Health Care	14.0	11.8
Weighted Average Maturity as of July 31, 2013
		6 months ago
Years	7.6	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2013
6 months ago
Years	8.3	7.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
AAA 13.6%	AAA 13.7%
AA,A 74.0%	AA,A 76.7%
BBB 6.9%	BBB 5.2%
BB and Below 0.6%	BB and Below 0.5%
Not Rated 2.8%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,762,084
Series 2008:
5.375% 10/1/14	785,000	805,983
5.875% 10/1/18	1,900,000	2,055,173
		5,623,240
Massachusetts - 95.2%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,395,173
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,340,770
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,212,100
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,140,750
Series 2012 A:
5% 4/1/21	8,130,000	9,700,310
5% 4/1/22	2,050,000	2,443,088
Series A, 5% 1/1/17	480,000	507,840
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,914,215
5% 11/1/26	1,500,000	1,648,710
5% 11/1/28	2,195,000	2,370,644
Sr. Series A:
5.25% 11/1/19	9,395,000	10,468,097
5.75% 11/1/13	375,000	380,003
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,749,650
5% 5/15/24	5,050,000	5,765,989
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,069,440
5% 4/1/16 (FSA Insured)	1,000,000	1,103,440
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,022,257
5% 1/1/24	340,000	395,117
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,410,772
4% 12/1/24	1,360,000	1,451,569
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,065,570
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,523,688
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lowell Gen. Oblig.: - continued
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,310,000	$ 1,400,796
Lynn Gen. Oblig. 5% 12/1/14	3,560,000	3,773,280
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,001,320
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,156,784
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,623,601
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,105,242
5% 11/1/21	1,730,000	2,040,293
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,316,233
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	670,000	755,197
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570,000	3,079,066
Series 1992 B, 6.2% 3/1/16	19,430,000	20,736,862
7% 3/1/21	610,000	773,297
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2008 A, 5.25% 7/1/34	24,750,000	26,930,228
Series 2012 A, 5% 7/1/22	6,110,000	7,199,780
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,310,020
5.25% 7/1/23	3,950,000	4,732,851
Series 2004 B, 5.25% 7/1/17	2,680,000	3,107,353
Series 2005 A, 5% 7/1/24	11,545,000	13,491,487
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,573,640
Series 2006 A:
5.25% 7/1/29	3,005,000	3,368,274
5.25% 7/1/32	6,745,000	7,366,147
Series 2010 B:
5% 7/1/26	1,000,000	1,095,130
5% 7/1/27	865,000	938,430
5% 7/1/28	1,000,000	1,078,550
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2010 B: - continued
5% 7/1/30	$ 1,000,000	$ 1,062,880
Massachusetts Clean Energy Coop. Corp. Series 2013, 5% 7/1/30	3,725,000	3,911,921
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2012 A:
5% 6/1/24	6,880,000	7,910,349
5% 6/1/25	12,940,000	14,683,665
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/14	1,500,000	1,521,615
5% 1/1/17	1,250,000	1,333,675
5% 1/1/18	1,920,000	2,034,432
5% 1/1/19	2,225,000	2,348,043
5% 1/1/20	3,000,000	3,122,640
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	100,000	106,207
5% 1/1/22	11,000,000	12,334,410
5% 1/1/25	13,340,000	14,534,864
5% 1/1/26	4,210,000	4,541,874
5% 1/1/27	7,000,000	7,465,150
5% 1/1/30	5,000,000	5,271,250
5% 1/1/35	4,230,000	4,382,111
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	2,987,760
5.25% 11/15/41	4,620,000	4,513,186
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,248,286
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,804,400
5% 7/1/21	3,090,000	3,447,637
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,168,900
Series U4, 5.7% 10/1/40	3,100,000	3,406,125
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,126,226
5% 10/1/24	1,210,000	1,299,613
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,484,671
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Carleton-Willard Village Proj.) Series 2010: - continued
5.25% 12/1/25	$ 820,000	$ 849,807
5.625% 12/1/30	1,000,000	1,032,350
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,647,555
Series 2008 B, 5% 9/1/22	1,100,000	1,239,161
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,187,645
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,057,820
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	8,505,000	9,627,575
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (a)	12,650,000	13,162,325
Series 2008, 5.75% 9/1/25	9,500,000	10,806,725
Series 2010 B1, 5% 10/15/40	22,510,000	23,831,787
Series 2010 B2, 5.25% 2/1/34	5,000,000	5,465,250
Series 2011 B, 5% 7/1/41	6,520,000	6,638,990
Series 2011 H:
5.125% 7/1/26	5,500,000	5,774,835
5.5% 7/1/31	7,750,000	8,144,630
Series 2011:
5% 10/1/20	1,215,000	1,388,891
5% 7/1/41	5,000,000	5,091,250
5.25% 10/1/41	5,485,000	5,616,146
Series 2012 C:
5.25% 7/1/25	2,000,000	2,125,580
5.25% 7/1/26	2,000,000	2,110,480
Series 2012 G:
5% 10/1/23	2,245,000	2,398,199
5% 10/1/24	1,625,000	1,712,750
5% 10/1/25	1,600,000	1,669,552
5% 10/1/26	1,170,000	1,208,692
5% 10/1/27	1,235,000	1,254,760
5% 10/1/28	1,240,000	1,251,495
Series 2012 J, 5% 7/1/42	7,000,000	7,243,810
Series 2013 A:
6.25% 11/15/33	2,245,000	2,189,369
6.5% 11/15/43	4,000,000	3,911,520
Series 2013 E, 5% 11/1/43	15,000,000	14,883,150
Series 2013 F:
4% 7/1/32	2,050,000	1,746,416
4% 7/1/43	18,000,000	14,533,200
5% 7/1/27	1,300,000	1,367,366
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2013 F: - continued
5% 7/1/37	$ 1,700,000	$ 1,688,202
Series 2013 G, 5% 7/1/44	12,415,000	11,566,311
Series 2013 X, 5% 10/1/48	12,735,000	12,609,178
Series 2013, 5% 7/1/21	1,085,000	1,213,193
Series I, 6.875% 1/1/41	9,540,000	10,691,573
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.:
Bonds:
(Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,580,050
Series 2009, 5.75%, tender 5/1/19 (a)	2,000,000	2,459,500
Series 2006, 5% 2/1/36 (Pre-Refunded to 8/1/16 @ 100) (b)	7,520,000	8,389,387
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,379,860
5.5% 1/1/22	3,500,000	3,841,600
5.5% 1/1/23 (b)	1,815,000	1,921,159
Series 2010 B:
4.5% 1/1/16 (b)	720,000	754,265
4.8% 1/1/17 (b)	2,180,000	2,317,711
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,221,930
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,443,860
Series 2004 A, 5.5% 8/1/30	2,000,000	2,322,900
Series 2006 B:
5.25% 9/1/22	5,360,000	6,443,631
5.25% 9/1/23	9,400,000	11,271,822
Series 2007 A, 0.754% 5/1/37 (a)	20,250,000	18,066,240
Series 2007 C:
5% 8/1/37	36,375,000	38,850,667
5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	980,000	1,142,464
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	4,085,000	4,762,211
5.25% 8/1/23 (Pre-Refunded to 8/1/17 @ 100)	12,960,000	15,108,509
5.25% 8/1/24	6,960,000	7,791,859
5.25% 8/1/25 (FSA Insured)	10,000,000	11,114,200
Series 2008 A:
5% 8/1/20	1,615,000	1,852,227
5% 8/1/22	3,685,000	4,155,132
5% 8/1/24	7,380,000	8,236,597
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2009 A, 5% 3/1/39	$ 17,000,000	$ 17,962,880
Series 2011 A:
5% 4/1/26	5,425,000	6,032,546
5% 4/1/28	5,880,000	6,389,384
Series 2011 B:
5% 8/1/23	5,770,000	6,665,735
5% 8/1/24	1,750,000	2,000,005
5% 8/1/25	1,930,000	2,179,530
Series 2011 D, 5% 10/1/24	7,860,000	8,952,854
Series 2012 B, 5% 6/1/25	12,855,000	14,489,128
Series C, 5.5% 12/1/22	7,800,000	9,531,444
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	7,961,175
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,113,030
5% 10/1/19	3,290,000	3,677,430
5% 10/1/21	3,270,000	3,600,172
5% 10/1/23	2,000,000	2,183,720
5% 10/1/25	5,950,000	6,396,964
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (c)	8,385,000	8,416,528
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	1,992,720
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	994,010
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	2,929,185
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,870
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	839,544
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,915,778
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,142,860
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,676,070
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2008 D: - continued
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,450,000	$ 1,586,677
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,091,410
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,058,422
Series 2008 E1:
5% 7/1/28	2,525,000	2,626,101
5.125% 7/1/33	2,000,000	2,059,720
5.125% 7/1/38	4,040,000	4,042,384
5.375% 7/1/21	10,850,000	11,990,986
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,849,615
5.375% 7/1/24	5,015,000	5,484,956
5.375% 7/1/25	3,500,000	3,849,615
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,155,820
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	21,349,200
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,110,400
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,144,925
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,190,000	5,282,953
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,070,100
(Massachusetts Institute of Technology Proj.):
Series 2008 O, 6% 7/1/36	20,500,000	23,506,940
Series L, 5% 7/1/23	3,990,000	4,790,554
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	668,208
5% 10/1/17	750,000	852,758
5% 10/1/18	500,000	577,360
5% 10/1/20	2,000,000	2,265,220
5% 10/1/22	1,160,000	1,296,451
5% 10/1/27	3,030,000	3,251,432
5% 10/1/28	1,000,000	1,063,360
5% 10/1/33	5,000,000	5,206,950
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.): - continued
Series 2009 Y1:
5% 10/1/15	$ 1,425,000	$ 1,549,745
5% 10/1/16	1,495,000	1,667,418
5% 10/1/17	1,570,000	1,785,106
5% 10/1/19	1,730,000	2,016,056
Series 2009 Y2:
5% 10/1/16	1,090,000	1,215,710
5% 10/1/17	1,145,000	1,301,876
5% 10/1/18	1,215,000	1,404,285
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/19	1,760,000	1,874,576
5% 7/1/20	2,350,000	2,491,564
5% 7/1/21	1,150,000	1,213,503
5% 7/1/22	1,855,000	1,951,367
Series 2009 I3:
5% 7/1/21	2,300,000	2,580,255
5% 7/1/22	5,000,000	5,497,600
Series 2010 J1, 5% 7/1/39	23,500,000	23,163,010
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	260,000	260,473
5.75% 7/1/29	6,370,000	6,374,332
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,900,995
Series J, 5.5% 8/15/17	500,000	584,720
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,396,608
(UMass Worcester Proj.) Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,168,166
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	3,890,301
(Williams College Proj.) Series 2006 L:
5% 7/1/17	1,000,000	1,111,520
5% 7/1/18	1,000,000	1,111,210
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	19,694,776
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,913,402
5.375% 6/1/30	8,000,000	8,557,280
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,130,000	$ 2,340,891
5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,182,805
5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,472,351
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,465,000	2,674,229
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,166,830
Series 2005 D:
5.25% 7/1/30	7,000,000	7,067,830
5.375% 7/1/35	1,165,000	1,168,379
5.5% 7/1/40	4,000,000	4,010,520
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,293,207
Series 2010 H, 5% 7/1/16	1,000,000	1,086,620
Series E, 5% 7/15/27	7,195,000	7,046,351
5% 7/1/17	115,000	115,339
5% 7/1/19	130,000	130,360
5% 7/1/19	215,000	237,283
5% 7/1/19 (Pre-Refunded to 7/1/16 @ 100)	1,480,000	1,657,704
5% 7/1/20	310,000	340,916
5% 7/1/20 (Pre-Refunded to 7/1/16 @ 100)	2,100,000	2,352,147
5% 7/1/21	325,000	356,632
5% 7/1/21 (Pre-Refunded to 7/1/16 @ 100)	2,210,000	2,475,355
Massachusetts Port Auth. Rev.:
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,608,283
5% 7/1/21 (AMBAC Insured)	5,010,000	5,344,969
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,858,104
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,633,963
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,236,050
Series 2010 A:
5% 7/1/34	2,000,000	2,040,860
5% 7/1/40	12,000,000	12,048,120
Series 2012 A, 5% 7/1/42 (b)	9,600,000	9,426,720
Series 2012 B:
5% 7/1/25	4,150,000	4,666,551
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2012 B: - continued
5% 7/1/27	$ 6,570,000	$ 7,171,089
5% 7/1/28	5,030,000	5,430,941
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,662,855
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,090,890
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,560,000	1,677,109
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,063,290
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	10,000,000	10,270,800
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,056,972
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,012,650
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,012,300
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,568,110
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,013,980
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,005,650
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	6,605,000	6,813,652
Series 2011 B:
5% 10/15/41	25,000,000	25,881,750
5.25% 10/15/35	12,500,000	13,473,125
Series 2012 A:
5% 8/15/23	25,000,000	29,186,750
5% 8/15/24	27,500,000	31,470,450
5% 8/15/25	28,475,000	32,156,248
Series 2012 B:
5% 8/15/27	10,000,000	11,022,200
5% 8/15/28	12,000,000	13,091,640
5% 8/15/30	25,000,000	26,800,250
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,662,750
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,812,600
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.: - continued
Series 2005: - continued
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,095,100
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,196,040
Massachusetts Spl. Oblig. Rev. Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,128,300
5.5% 6/1/16 (FSA Insured)	3,000,000	3,388,170
5.5% 6/1/18 (FSA Insured)	9,740,000	11,650,988
5.5% 6/1/19	10,000,000	12,060,800
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,744,965
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	3,391,485
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,305,898
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,198,687
Series 2006 A, 5% 5/1/36 (AMBAC Insured)	9,220,000	9,581,885
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,983,739
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,415,420
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,738,754
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,710,179
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,772,366
Series 2009 A:
5.375% 5/1/34	2,305,000	2,509,062
5.5% 5/1/39	7,000,000	7,649,460
5.5% 5/1/49	3,440,000	3,595,385
5.75% 5/1/49	10,000,000	10,648,100
Series 2009 B:
5% 5/1/35	5,500,000	5,998,080
5% 5/1/40	4,625,000	4,954,809
Series 2012 A:
5% 5/1/36	5,000,000	5,196,950
5% 5/1/41	10,000,000	10,306,300
Series 2012 B:
5% 5/1/29	2,000,000	2,149,220
5% 5/1/30	1,870,000	2,000,956
5% 5/1/37	3,075,000	3,216,542
5% 5/1/43	11,125,000	11,538,739
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,285,668
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,281,898
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	4,101,790
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	16,598,164
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,901,690
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,268,435
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	12,175,988
Massachusetts Wtr. Poll. Abatement Trust:
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	316,023
5% 8/1/29	1,765,000	1,826,298
5% 8/1/34	150,000	154,998
Series 12:
5% 8/1/19	13,995,000	15,464,755
5% 8/1/20	9,570,000	10,536,570
Series 13:
5% 8/1/19	3,740,000	4,282,487
5% 8/1/20	5,145,000	5,829,028
5% 8/1/21	5,350,000	6,030,306
5% 8/1/22	8,355,000	9,369,381
5% 8/1/23	6,385,000	7,128,853
5% 8/1/24	1,000,000	1,110,810
Series 2004 A:
5.25% 8/1/22	6,525,000	7,897,273
5.25% 2/1/24	1,170,000	1,405,392
5.25% 8/1/24	3,780,000	4,551,498
Series 4, 5.125% 8/1/14	70,000	70,245
Series 6:
5.25% 8/1/19	30,000	30,095
5.625% 8/1/14	115,000	115,444
5.625% 8/1/15	25,000	25,095
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Proj.): - continued
Series 6: - continued
5.625% 8/1/16	$ 485,000	$ 486,814
Series 8:
5% 8/1/17	110,000	110,359
5% 8/1/20	105,000	105,292
Series 9, 5.25% 8/1/33	595,000	596,422
Series 14:
5% 8/1/25	4,950,000	5,643,198
5% 8/1/32	5,685,000	6,228,941
5% 8/1/38	8,390,000	9,064,640
Series 2, 5.25% 2/1/17	95,000	95,327
Series 2002 A, 5.25% 8/1/20	680,000	681,911
Series 2010 A, 5% 8/1/21	9,000,000	10,541,520
Series 2012 A:
5% 8/1/26	5,940,000	6,739,702
5% 8/1/27	5,900,000	6,606,466
5% 8/1/28	6,570,000	7,276,341
Series 6, 5.5% 8/1/30	6,745,000	6,762,470
5% 8/1/21	7,520,000	8,796,595
5% 8/1/22	4,290,000	4,981,462
5% 8/1/23	5,000,000	5,778,500
5% 8/1/24	4,215,000	4,833,045
5% 8/1/25	4,965,000	5,660,299
5% 8/1/26	3,205,000	3,632,835
5% 8/1/27	2,460,000	2,763,712
5% 8/1/28	3,480,000	3,879,121
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	330,000	330,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	19,060,000	22,253,884
Series 1998 B:
5.5% 8/1/15 (Escrowed to Maturity)	1,500,000	1,628,850
5.5% 8/1/16 (Escrowed to Maturity)	1,425,000	1,624,229
Series 2002 J, 5.5% 8/1/20	1,000,000	1,209,090
Series 2005 A, 5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	795,000	926,795
Series 2005:
5.25% 8/1/24	8,435,000	9,508,607
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	565,000	656,259
Series 2006 A, 5% 8/1/41	9,000,000	9,458,280
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2007 A:
5% 8/1/23 (FSA Insured)	$ 2,000,000	$ 2,203,360
5% 8/1/25 (FSA Insured)	2,000,000	2,181,440
5% 8/1/26 (FSA Insured)	2,000,000	2,170,940
5% 8/1/27 (FSA Insured)	2,000,000	2,161,180
5% 8/1/28 (FSA Insured)	2,000,000	2,153,560
Series 2009 A:
5% 8/1/34	6,350,000	6,889,179
5% 8/1/39	8,360,000	9,027,546
Series 2009 B, 5% 8/1/22	2,540,000	2,929,306
Series 2011 B:
5% 8/1/36	5,000,000	5,220,750
5% 8/1/41	16,000,000	16,520,960
Series 2011 C:
5% 8/1/23	6,070,000	6,917,433
5% 8/1/24	22,090,000	24,873,340
5% 8/1/25	14,235,000	15,901,064
5.25% 8/1/42	8,425,000	8,868,155
Series 2012 A, 5% 8/1/37	8,000,000	8,299,040
Series J, 5% 8/1/42	100,000	100,197
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,017,880
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,591,722
5% 4/1/20	1,840,000	2,142,312
5% 4/1/21	1,915,000	2,188,768
Pittsfield Gen. Oblig.:
4% 3/1/15	1,555,000	1,633,077
4% 3/1/16	3,355,000	3,610,819
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,407,696
5% 5/15/25	1,150,000	1,260,895
5% 10/15/15	500,000	547,540
5% 10/15/16	1,675,000	1,893,018
5% 10/15/17	1,665,000	1,925,256
5% 10/15/19	500,000	595,635
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,232,525
5% 9/1/18 (AMBAC Insured)	1,090,000	1,145,950
5% 9/1/19 (AMBAC Insured)	1,085,000	1,137,340
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Reading Gen. Oblig. Series 2012:
5% 2/1/20	$ 1,165,000	$ 1,371,263
5% 2/1/22	1,245,000	1,455,791
5% 2/1/23	1,185,000	1,389,057
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	537,892
5% 4/1/39	2,000,000	2,011,600
5.5% 4/1/27	2,510,000	2,705,328
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	141,712
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	121,439
Springfield Gen. Oblig. Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,084,990
5% 8/1/16 (FSA Insured)	8,000,000	8,944,960
5% 8/1/17 (FSA Insured)	5,000,000	5,641,800
5% 8/1/18 (FSA Insured)	7,210,000	8,082,915
5.75% 8/1/14 (FSA Insured)	4,000,000	4,215,520
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,119,570
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,110,980
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,103,470
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,564,062
5% 12/1/16	2,340,000	2,614,903
5% 12/1/17	1,965,000	2,238,489
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,368,462
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	21,557,775
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,507,504
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,713
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	245,458
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.: - continued
Series 2001 A: - continued
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 220,000	$ 220,733
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,828
		2,014,315,241
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,827,177
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2006 A, 1.963% 7/1/21 (FGIC Insured) (a)	5,400,000	4,728,834
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	7,938,960
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,220,000	944,196
0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,590,000	1,763,167
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	255,066
0% 8/1/47 (AMBAC Insured)	41,100,000	4,318,377
Series 2009 A, 6.5% 8/1/44	5,345,000	5,448,212
Series 2011 C:
0% 8/1/38	4,960,000	1,025,083
0% 8/1/39	43,460,000	8,369,092
0% 8/1/41	6,775,000	1,130,748
Series A, 0% 8/1/54 (AMBAC Insured)	61,115,000	3,850,245
		41,599,157
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/13	700,000	704,802
5.25% 10/1/16	750,000	784,568
Series 2009 A, 6.75% 10/1/37	4,000,000	4,305,240
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/39	$ 1,500,000	$ 1,459,365
Series 2009 B, 5% 10/1/25	2,800,000	2,962,260
		10,216,235
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $2,044,196,051)	2,071,753,873
NET OTHER ASSETS (LIABILITIES) - 2.1%	44,125,653
NET ASSETS - 100%	$ 2,115,879,526
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,416,528 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 7,864,543
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Special Tax	17.8%
Education	17.3%
General Obligations	16.8%
Water & Sewer	15.8%
Health Care	14.0%
Transportation	9.9%
Others* (Individually Less Than 5%)	8.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,044,196,051)		$ 2,071,753,873
Cash		22,112,814
Receivable for fund shares sold		316,419
Interest receivable		26,880,705
Other receivables		3,441
Total assets		2,121,067,252

Liabilities
Payable for fund shares redeemed	$ 1,924,613
Distributions payable	2,034,754
Accrued management fee	657,831
Transfer agent fee payable	429,306
Other affiliated payables	106,020
Other payables and accrued expenses	35,202
Total liabilities		5,187,726

Net Assets		$ 2,115,879,526
Net Assets consist of:
Paid in capital		$ 2,081,448,519
Undistributed net investment income		403,883
Accumulated undistributed net realized gain (loss) on investments		6,469,302
Net unrealized appreciation (depreciation) on investments		27,557,822
Net Assets, for 178,614,549 shares outstanding		$ 2,115,879,526
Net Asset Value, offering price and redemption price per share ($2,115,879,526 ÷ 178,614,549 shares)		$ 11.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Interest		$ 43,712,859

Expenses
Management fee	$ 4,436,456
Transfer agent fees	869,682
Accounting fees and expenses	216,159
Custodian fees and expenses	14,883
Independent trustees' compensation	4,688
Registration fees	12,168
Audit	26,411
Legal	6,486
Miscellaneous	13,080
Total expenses before reductions	5,600,013
Expense reductions	(11,852)	5,588,161
Net investment income (loss)		38,124,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6,845,148
Change in net unrealized appreciation (depreciation) on investment securities		(159,634,811)
Net gain (loss)		(152,789,663)
Net increase (decrease) in net assets resulting from operations		$ (114,664,965)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,124,698	$ 82,764,836
Net realized gain (loss)	6,845,148	28,659,075
Change in net unrealized appreciation (depreciation)	(159,634,811)	862,713
Net increase (decrease) in net assets resulting from operations	(114,664,965)	112,286,624
Distributions to shareholders from net investment income	(38,158,081)	(82,472,423)
Distributions to shareholders from net realized gain	(12,110,674)	(16,730,453)
Total distributions	(50,268,755)	(99,202,876)
Share transactions Proceeds from sales of shares	168,576,111	458,087,423
Reinvestment of distributions	33,419,162	66,448,833
Cost of shares redeemed	(480,320,044)	(348,460,582)
Net increase (decrease) in net assets resulting from share transactions	(278,324,771)	176,075,674
Redemption fees	8,088	10,742
Total increase (decrease) in net assets	(443,250,403)	189,170,164

Net Assets
Beginning of period	2,559,129,929	2,369,959,765
End of period (including undistributed net investment income of $403,883 and undistributed net investment income of $437,266, respectively)	$ 2,115,879,526	$ 2,559,129,929
Other Information Shares
Sold	13,610,144	36,173,787
Issued in reinvestment of distributions	2,696,029	5,224,496
Redeemed	(39,313,037)	(27,488,680)
Net increase (decrease)	(23,006,864)	13,909,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.63	$ 11.53	$ 11.83	$ 11.25	$ 11.87
Income from Investment Operations
Net investment income (loss) D	.194	.420	.448	.453	.453	.464
Net realized and unrealized gain (loss)	(.779)	.141	1.142	(.300)	.581	(.606)
Total from investment operations	(.585)	.561	1.590	.153	1.034	(.142)
Distributions from net investment income	(.195)	(.418)	(.449)	(.453)	(.453)	(.463)
Distributions from net realized gain	(.060)	(.083)	(.041)	-	- F	(.015)
Total distributions	(.255)	(.501)	(.490)	(.453)	(.454) G	(.478)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.85	$ 12.69	$ 12.63	$ 11.53	$ 11.83	$ 11.25
Total Return B,C	(4.68)%	4.51%	14.09%	1.22%	9.34%	(1.13)%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.46%	.46%	.47%	.46%
Expenses net of fee waivers, if any	.46% A	.46%	.46%	.46%	.47%	.46%
Expenses net of all reductions	.46% A	.46%	.46%	.46%	.46%	.44%
Net investment income (loss)	3.15% A	3.31%	3.74%	3.79%	3.91%	4.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,115,880	$ 2,559,130	$ 2,369,960	$ 2,095,212	$ 2,371,417	$ 1,932,144
Portfolio turnover rate	11% A	19%	11%	11%	3%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

G Total distributions of $.454 per share is comprised of distributions from net investment income of $.4534 and distributions from net realized gain of $.0003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/13	% of fund's investments 1/31/13	% of fund's investments 7/31/12
1 - 7	84.3	75.0	85.6
8 - 30	3.0	3.0	3.3
31 - 60	2.5	4.4	2.2
61 - 90	1.4	5.4	1.4
91 - 180	4.3	8.8	3.6
> 180	4.5	3.4	3.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/13	1/31/13	7/31/12
Fidelity Massachusetts Municipal Money Market Fund	25 Days	31 Days	22 Days
Massachusetts Tax-Free Money Market Funds Average*	28 Days	31 Days	24 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/13	1/31/13	7/31/12
Fidelity Massachusetts Municipal Money Market Fund	26 Days	31 Days	23 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
Variable Rate Demand Notes (VRDNs) 60.4%	Variable Rate Demand Notes (VRDNs) 60.5%
Other Municipal Debt 20.1%	Other Municipal Debt 26.9%
Investment Companies 16.4%	Investment Companies 12.3%
Net Other Assets (Liabilities) 3.1%	Net Other Assets (Liabilities) 0.3%

Current and Historical Seven-Day Yields

	7/31/13	4/30/13	1/31/13	10/31/12	7/31/12
Fidelity Massachusetts Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2013, the most recent period shown in the table, would have been -0.41%.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 8/7/13, VRDN (b)(e)	$ 3,500,000	$ 3,500,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.21% 8/7/13, VRDN (b)	4,400,000	4,400,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.16% 8/7/13, LOC Comerica Bank, VRDN (b)(e)	4,110,000	4,110,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 8/7/13, VRDN (b)	1,400,000	1,400,000
0.37% 8/7/13, VRDN (b)	2,000,000	2,000,000
		3,400,000
Maine - 0.1%
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 0.27% 8/7/13, LOC Bank of America NA, VRDN (b)(e)	9,000,000	9,000,000
Massachusetts - 58.0%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.1% 8/7/13, LOC Bank of America NA, VRDN (b)(e)	2,360,000	2,360,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.05% 8/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	18,200,000	18,200,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.09% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	101,175,000	101,175,000
Series PT 4368, 0.07% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,005,000	15,005,000
Series ROC II R 11933, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series 2008 A1, 0.06% 8/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	108,375,000	108,375,000
Series 2008 A2, 0.05% 8/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	90,755,000	90,755,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.11% 8/7/13, LOC Citibank NA, VRDN (b)	56,400,000	56,400,000
Series 2010 A3, 0.06% 8/7/13, LOC Bank of America NA, VRDN (b)	79,345,000	79,345,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.4% 8/7/13, LOC Bank of America NA, VRDN (b)(e)	$ 1,700,000	$ 1,700,000
(Monkiewicz Realty Trust Proj.) 0.35% 8/7/13, LOC Bank of America NA, VRDN (b)(e)	2,520,000	2,520,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.08% 8/7/13, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.09% 8/7/13, LOC Fannie Mae, VRDN (b)(e)	38,500,000	38,500,000
(Casco Crossing Proj.) 0.08% 8/7/13, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.06% 8/7/13, LOC Fannie Mae, VRDN (b)(e)	18,150,000	18,150,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.06% 8/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	14,200,000	14,200,000
(Tammy Brook Apts. Proj.) Series 2009, 0.06% 8/7/13, LOC Freddie Mac, VRDN (b)	6,400,000	6,400,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.04% 8/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	1,680,000	1,680,000
(Berkshire School Proj.) Series 2001, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	9,575,000	9,575,000
(Boston Univ. Proj.):
Series U-5A, 0.04% 8/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	37,600,000	37,600,000
Series U-5B, 0.04% 8/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	31,200,000	31,200,000
Series U-6C, 0.05% 8/1/13, LOC TD Banknorth, NA, VRDN (b)	38,345,000	38,345,000
Series U3, 0.04% 8/7/13, LOC Northern Trust Co., VRDN (b)	43,500,000	43,500,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.06% 8/7/13, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,255,000	14,255,000
(Clark Univ. Proj.) 0.03% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	31,470,000	31,470,000
(College of the Holy Cross Proj.) Series 2008 A, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (b)	36,415,000	36,415,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.05% 8/7/13, LOC Bank of America NA, VRDN (b)	13,040,000	13,040,000
Series 2008, 0.05% 8/7/13, LOC Bank of America NA, VRDN (b)	25,815,000	25,815,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Fay School Proj.) Series 2008, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	$ 20,995,000	$ 20,995,000
(Fessenden School Proj.) Series 2001, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	11,355,000	11,355,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.09% 8/7/13, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,420,000	2,420,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	4,505,000	4,505,000
(ISO New England, Inc. Proj.) Series 2005, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	30,725,000	30,725,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.13% 8/7/13, LOC Bank of America NA, VRDN (b)	8,770,000	8,770,000
(Lasell Village Proj.) Series 2007, 0.08% 8/7/13, LOC Bank of America NA, VRDN (b)	18,150,000	18,150,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	16,630,000	16,630,000
(Meadowbrook School Proj.) Series 2000, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	3,075,000	3,075,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.08% 8/7/13, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,265,000	4,265,000
(Olin College Proj.):
Series 2008 C2, 0.07% 8/1/13, LOC RBS Citizens NA, VRDN (b)	19,300,000	19,300,000
Series 2008 C3, 0.07% 8/1/13, LOC RBS Citizens NA, VRDN (b)	21,065,000	21,065,000
(Seven Hills Foundation and Affiliates Proj.) Series 2008 B, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	5,140,000	5,140,000
(Seven Hills Foundation Proj.) Series 2008 A, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	8,445,000	8,445,000
(Simmons College Proj.) Series G, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	44,210,000	44,210,000
(Smith College Proj.):
Series 2001, 0.04% 8/7/13, VRDN (b)	3,549,000	3,549,000
Series 2002, 0.04% 8/7/13, VRDN (b)	7,702,000	7,702,000
Series 2007, 0.04% 8/7/13 (Liquidity Facility TD Banknorth, NA), VRDN (b)	56,200,000	56,200,000
(Wilber School Apts. Proj.) Series 2008 A, 0.06% 8/7/13, LOC Bank of America NA, VRDN (b)	6,900,000	6,900,000
(Williston Northampton School Proj.) Series 2010, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	7,200,000	7,200,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.03% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	22,835,000	22,835,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(YMCA of Greater Worcester Proj.) Series 2006, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	$ 9,300,000	$ 9,300,000
Participating VRDN:
Series Putters 3840, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 4691, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (b)(f) .	6,250,000	6,250,000
Series ROC II R 11999X, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,285,000	5,285,000
Series WF 10 56C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	19,885,000	19,885,000
Series 2006:
0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	4,300,000	4,300,000
0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	15,720,000	15,720,000
Series 2007 A, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	13,400,000	13,400,000
Series 2007 B, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	12,975,000	12,975,000
Series 2011 A, 0.06% 8/7/13, LOC RBS Citizens NA, VRDN (b)	12,710,000	12,710,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.08% 8/1/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.09% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.06% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	14,325,000	14,325,000
Series EGL 07 0124, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	45,000,000	45,000,000
Series Putters 2022, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	35,995,000	35,995,000
Series Putters 2648, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Series Putters 3699, 0.08% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,800,000	10,800,000
Series Putters 3896, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500,000	7,500,000
Series Putters 3898, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN: - continued
Series Putters 4320, 0.06% 8/1/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 17,600,000	$ 17,600,000
Series 1997 B, 0.04% 8/7/13 (Liquidity Facility TD Banknorth, NA), VRDN (b)	6,215,000	6,215,000
Series 2001 C, 0.04% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	205,125,000	205,125,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	21,100,000	21,100,000
Series 2009 J2, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (b)	35,400,000	35,400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.03% 8/1/13, LOC Wells Fargo Bank NA, VRDN (b)	36,155,000	36,155,000
(Bentley College Proj.) Series K, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	15,300,000	15,300,000
(Boston Univ. Proj.) Series H, 0.04% 8/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	20,020,000	20,020,000
(Children's Hosp. Proj.):
Series 2010 N1, 0.03% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	35,600,000	35,600,000
Series 2010 N2, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	63,700,000	63,700,000
Series 2010 N3, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	29,000,000	29,000,000
Series 2010 N4, 0.06% 8/1/13, LOC JPMorgan Chase Bank, VRDN (b)	112,240,000	112,240,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	12,030,000	12,030,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.05% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	31,000,000	31,000,000
(Fairview Extended Care Proj.) Series B, 0.16% 8/7/13, LOC Bank of America NA, VRDN (b)	25,310,000	25,310,000
(Harvard Univ. Proj.):
Series R, 0.03% 8/1/13, VRDN (b)	29,140,000	29,140,000
Series Y, 0.03% 8/7/13, VRDN (b)	11,800,000	11,800,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	2,500,000	2,500,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.06% 8/1/13, LOC TD Banknorth, NA, VRDN (b)	1,700,000	1,700,000
Series 2009 C, 0.06% 8/1/13, LOC TD Banknorth, NA, VRDN (b)	11,180,000	11,180,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.04% 8/7/13, VRDN (b)	$ 5,575,000	$ 5,575,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.1% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	36,500,000	36,500,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	40,185,000	40,185,000
Series D5, 0.05% 8/1/13, VRDN (b)	4,920,000	4,920,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	47,365,000	47,365,000
(Stonehill College Proj.) Series 2008 K, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (b)	22,730,000	22,730,000
(Wellesley College Proj.):
Series B, 0.05% 8/7/13, VRDN (b)	6,500,000	6,500,000
Series I, 0.04% 8/1/13, VRDN (b)	22,270,000	22,270,000
(Williams College Proj.):
Series I, 0.04% 8/7/13, VRDN (b)	23,685,000	23,685,000
Series J, 0.03% 8/7/13, VRDN (b)	31,090,000	31,090,000
Participating VRDN:
Series BA 08 1056, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (b)(f)	3,290,000	3,290,000
Series BA 08 3320, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (b)(f)	10,000,000	10,000,000
Series BBT 08 54, 0.06% 8/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,445,000	12,445,000
Series BBT 08 56, 0.06% 8/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	18,895,000	18,895,000
Series BC 10 15W, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,185,000	7,185,000
Series BC 10 20W, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,785,000	9,785,000
Series Clipper 07 08, 0.06% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	15,450,000	15,450,000
Series Putters 3104, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,620,000	3,620,000
Series Putters 3529, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	26,660,000	26,660,000
Series Putters 3530, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000,000	1,000,000
Series Putters 3531, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series Putters 3548, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 9,925,000	$ 9,925,000
Series Putters 3650, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series Putters 4244, 0.08% 8/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	9,885,000	9,885,000
Series ROC II R 11824, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	4,665,000	4,665,000
Series ROC II R 11913, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,230,000	5,230,000
Series 2009 O-1, 0.06% 8/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	42,830,000	42,830,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2004 A, 0.11% 8/7/13, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	27,510,000	27,510,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.06% 8/7/13, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Series 2009 A, 0.05% 8/7/13, LOC Bank of New York, New York, VRDN (b)	12,730,000	12,730,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.75% 8/7/13, LOC Bank of America NA, VRDN (b)(e)	600,000	600,000
(BBB Esq. LLC Proj.) Series 1996, 0.75% 8/7/13, LOC Bank of America NA, VRDN (b)(e)	1,500,000	1,500,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.71% 8/7/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	400,000	400,000
(Decas Cranberry Proj.) Series 1997, 0.15% 8/7/13, LOC TD Banknorth, NA, VRDN (b)(e)	1,500,000	1,500,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	4,600,000	4,600,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,000,000	14,000,000
Series 2008 A, 0.05% 8/7/13, LOC Bank of America NA, VRDN (b)	11,270,000	11,270,000
Series 2010 D, 0.07% 8/7/13, LOC Bank of America NA, VRDN (b)(e)	94,250,000	94,250,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.09% 8/7/13, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	37,100,000	37,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.08% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	$ 4,000,000	$ 4,000,000
Series BA 08 1082, 0.06% 8/7/13 (Liquidity Facility Bank of America NA) (b)(f)	7,620,000	7,620,000
Series BA 08 3307, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series EGL 07 0031, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	52,600,000	52,600,000
Series EGL 07 0032, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 07 0033, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	3,000,000	3,000,000
Series EGL 07 0067, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	41,660,000	41,660,000
Series EGL 07 0092, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	53,095,000	53,095,000
Series MS 30911, 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,700,000	2,700,000
Series MS 3228X, 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 2479Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,340,000	2,340,000
Series Putters 2857, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	840,000	840,000
Series Putters 3691, 0.08% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,885,000	2,885,000
Series Putters 3990, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4030, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,070,000	3,070,000
Series Putters 4357, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335,000	3,335,000
Series Putters 4366, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series ROC II R 14021, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	3,000,000	3,000,000
Series ROC II R 12254, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	18,900,000	18,900,000
Series Solar 05 03, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	20,075,000	20,075,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts St Wtr. Resources Auth. Participating VRDN:
Series Putters 3690, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,300,000	$ 1,300,000
Series Putters 4344, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,575,000	4,575,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.06% 8/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,305,000	15,305,000
Series Clipper 06 11, 0.09% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	23,900,000	23,900,000
Series Putters 3159, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	8,800,000	8,800,000
Series Putters 2848, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	19,075,000	19,075,000
Series ROC II R 11914, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	7,720,000	7,720,000
Series ROC II R 11968, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,185,000	5,185,000
Series Solar 06 86, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	21,820,000	21,820,000
Series 2002 C, 0.05% 8/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	13,815,000	13,815,000
Series 2008 F, 0.04% 8/7/13 (Liquidity Facility Bank of Nova Scotia), VRDN (b)	33,460,000	33,460,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 32, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	103,670,000	103,670,000
Series RBC E 42, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	23,695,000	23,695,000
		3,502,906,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 8/7/13, VRDN (b)(e)	3,400,000	3,400,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 8/7/13, LOC Landesbank Baden-Wuert, VRDN (b)(e)	1,600,000	1,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.24% 8/7/13, VRDN (b)	$ 5,800,000	$ 5,800,000
Series 2012 A, 0.26% 8/7/13, VRDN (b)(e)	3,400,000	3,400,000
		9,200,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 8/7/13, LOC KeyBank NA, VRDN (b)	500,000	500,000
Ohio - 0.2%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.24% 8/7/13, VRDN (b)	1,200,000	1,200,000
Series B, 0.13% 8/7/13, VRDN (b)	13,500,000	13,500,000
		14,700,000
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.04% 8/7/13, LOC Bank of Nova Scotia, VRDN (b)	11,800,000	11,800,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 8/7/13, LOC Barclays Bank PLC NY Branch, VRDN (b)	73,270,000	73,270,000
		85,070,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.13% 8/1/13, LOC Bank of America NA, VRDN (b)	5,100,000	5,100,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,646,886,000)		3,646,886,000
Other Municipal Debt - 20.1%

Florida - 0.1%
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	3,600,000	3,600,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 19.7%
Attleboro Gen. Oblig. BAN 1.25% 3/20/14	$ 6,109,800	$ 6,150,426
Belmont Gen. Oblig. BAN 1.25% 4/25/14	12,100,000	12,194,974
Boston Gen. Oblig. Bonds:
Series 2004 A, 5% 1/1/14	1,070,000	1,091,406
Series 2009 A, 5% 4/1/14	1,500,000	1,547,948
Series 2011 A, 5% 4/1/14	6,455,000	6,661,879
Series 2012 A, 5% 4/1/14	8,220,000	8,483,862
Series 2012 B, 3% 2/1/14	8,800,000	8,925,116
Series 2013 A, 4% 3/1/14	7,440,000	7,604,763
Burlington Gen. Oblig. BAN 1.25% 7/25/14	8,230,000	8,317,014
Danvers Gen. Oblig. BAN 1% 7/3/14	5,026,000	5,064,309
Everett Gen. Oblig. BAN 1% 3/13/14	5,500,000	5,527,709
Fairhaven Gen. Oblig. BAN 1.5% 11/1/13	4,214,000	4,227,697
Framingham Gen. Oblig. BAN:
1% 12/13/13	11,500,000	11,536,137
1.25% 12/13/13	20,800,000	20,879,941
Franklin Gen. Oblig. BAN 1.25% 8/16/13	22,300,000	22,309,687
Gloucester Gen. Oblig. BAN:
1% 2/7/14	2,213,000	2,222,123
1.25% 2/7/14	12,562,000	12,628,489
Hamilton Gen. Oblig. BAN 1.25% 5/23/14	3,000,000	3,024,897
Hingham Gen. Oblig. BAN 1% 5/23/14	34,714,200	34,943,772
Lexington Gen. Oblig. BAN 1.25% 2/21/14	2,950,000	2,967,263
Littleton Gen. Oblig. BAN 1.25% 4/11/14	5,348,907	5,387,349
Marblehead Gen. Oblig. BAN:
1.25% 8/9/13	14,911,000	14,914,421
1.25% 8/8/14 (a)	20,800,000	21,025,680
Massachusetts Bay Trans. Auth. Bonds Series 1998 A, 5.5% 3/1/14	2,000,000	2,061,644
Massachusetts Commonwealth Trans. Fund Rev. Bonds Series WF 12 30 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	13,305,000	13,305,000
Massachusetts Dev. Fin. Agcy. Series 2001, 0.16% 10/1/13, LOC TD Banknorth, NA, CP	8,326,000	8,326,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.45% tender 8/8/13, CP mode (e)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2013 P, 2% 7/1/14	1,690,000	1,717,427
Series 2001, 0.18% 9/5/13, LOC JPMorgan Chase Bank, CP	9,950,000	9,950,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig. Bonds:
Series 2001 D, 6% 11/1/13	$ 1,460,000	$ 1,480,915
Series 2002 C, 5.5% 11/1/13	25,685,000	26,021,812
Series 2004 A, 5.25% 8/1/13	4,500,000	4,500,000
Series 2006 C, 5% 5/1/14	2,210,000	2,288,941
Series 2007 A, 5% 5/1/14	1,000,000	1,035,892
Series 2010 A, 0.59% 2/1/14 (b)	3,170,000	3,170,000
Series 2010 B, 3% 1/1/14	675,000	682,441
Series 2010 C:
3% 1/1/14	8,255,000	8,351,512
4% 1/1/14	7,900,000	8,025,983
Series 2011 B, 4% 8/1/13	30,705,000	30,705,000
Series 2011 D, 4% 10/1/13	4,500,000	4,528,643
Series 2012 D, 0.04% 1/1/14 (b)	43,100,000	43,099,731
Series 2013 B, 3% 8/1/13	6,595,000	6,595,000
Series Merlots 2008-C54, 0.18%, tender 1/15/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	13,100,000	13,100,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.) 0.13% tender 11/7/13, CP mode	20,000,000	20,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.15% tender 10/8/13, CP mode	15,660,000	15,660,000
0.16% tender 8/6/13, CP mode	12,500,000	12,500,000
0.16% tender 8/7/13, CP mode	15,100,000	15,100,000
0.16% tender 9/5/13, CP mode	16,400,000	16,400,000
Series 2008 H2:
0.14% tender 11/5/13, CP mode	19,790,000	19,790,000
0.15% tender 9/4/13, CP mode	7,020,000	7,020,000
0.16% tender 8/1/13, CP mode	19,790,000	19,790,000
0.16% tender 8/2/13, CP mode	14,040,000	14,040,000
Series 2008 A, 3.5% 7/1/14	3,500,000	3,606,449
Series 2010 A:
3% 12/15/13	1,000,000	1,010,503
5% 10/1/13	1,040,000	1,047,791
Series EE:
0.05% 8/1/13, CP	14,281,000	14,281,000
0.11% 9/5/13, CP	42,803,000	42,803,000
0.11% 9/10/13, CP	18,800,000	18,800,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series EE: - continued
0.13% 8/6/13, CP	$ 61,036,000	$ 61,036,000
0.13% 9/16/13, CP	29,800,000	29,800,000
0.14% 8/5/13, CP	11,295,000	11,295,000
0.14% 8/5/13, CP	8,155,000	8,155,000
0.14% 8/8/13, CP	8,500,000	8,500,000
0.15% 8/7/13, CP	43,304,000	43,304,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.4% tender 8/8/13, CP mode	300,000	300,000
0.4% tender 8/8/13, CP mode	9,060,000	9,060,000
0.43% tender 8/12/13, CP mode	2,550,000	2,550,000
Series 1993 B, 0.45% tender 8/22/13, CP mode	1,400,000	1,400,000
Massachusetts Port Auth. Rev.:
Series 2012 A:
0.17% 9/12/13, LOC TD Banknorth, NA, CP	15,000,000	15,000,000
0.18% 9/12/13, LOC TD Banknorth, NA, CP	5,000,000	5,000,000
Series 2012 B:
0.14% 11/7/13, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
0.17% 8/8/13, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/13	4,125,000	4,132,559
Series 2007 A:
5% 8/15/13	2,500,000	2,504,605
5% 8/15/13 (Escrowed to Maturity)	1,450,000	1,452,671
Series 2011 B, 4% 10/15/13	3,250,000	3,274,440
Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	14,800,000	14,800,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	3,375,000	3,434,300
Series 2010 A, 5% 12/15/13	2,000,000	2,035,817
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.3% tender 8/21/13, CP mode (e)	11,900,000	11,900,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 8/19/13, CP mode	300,000	300,000
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 14, 3% 8/1/13	500,000	500,000
Series 15A, 5% 8/1/13	275,000	275,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Bonds: - continued
Series 2009 A, 3% 8/1/13	$ 655,000	$ 655,000
Series 2010 A, 4% 8/1/13	1,900,000	1,900,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series WF 09 67C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	15,400,000	15,400,000
Series 1999, 0.17% 8/8/13, LOC State Street Bank & Trust Co., Boston, CP	23,000,000	23,000,000
Nantucket Gen. Oblig. BAN 1.25% 6/6/14	6,160,895	6,216,594
Needham Gen. Oblig. BAN 0.5% 12/2/13	4,300,000	4,304,874
Norwood Gen. Oblig. BAN:
1.25% 1/17/14	3,800,000	3,817,184
1.25% 1/17/14	4,000,000	4,019,056
Quincy Gen. Oblig. BAN:
1% 6/20/14	25,785,000	25,973,994
1% 7/25/14	1,610,000	1,622,763
1.25% 1/24/14	25,700,000	25,828,489
Somerville Gen. Oblig. BAN:
Series 2013 A, 0.7% 10/25/13	12,300,000	12,315,902
1% 6/27/14	8,887,449	8,953,197
Stow Gen. Oblig. BAN 1% 5/1/14	8,400,000	8,451,360
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2004 1, 5.25% 11/1/13	1,250,000	1,265,551
West Springfield Gen. Oblig. BAN 1% 6/27/14	26,200,000	26,396,198
Westfield Gen. Oblig. BAN:
1.25% 10/25/13	5,000,000	5,011,372
1.25% 10/25/13	16,500,000	16,539,136
1.5% 4/11/14	7,667,000	7,734,838
Winchester Gen. Oblig. BAN 1.25% 7/2/14	13,628,000	13,762,835
Worcester Gen. Oblig.:
BAN 1.75% 11/7/13	4,510,000	4,528,963
Bonds:
Series 2004 A, 5.25% 8/15/13	2,810,000	2,815,385
Series 2012, 3% 11/1/13	4,448,000	4,478,316
		1,187,031,945
Puerto Rico - 0.3%
JPMorgan Chase Bonds Series Putters 4362, 0.21%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	12,300,000	12,300,000
Other Municipal Debt - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Hsg. Fin. Auth. Bonds:
Series 2003, 5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	$ 5,670,000	$ 5,761,405
4.65% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	2,000,000	2,029,829
		20,091,234
TOTAL OTHER MUNICIPAL DEBT (Cost $1,210,723,179)		1,210,723,179
Investment Company - 16.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (c)(d) (Cost $991,205,000)	991,205,000	991,205,000
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $5,848,814,179)		5,848,814,179
NET OTHER ASSETS (LIABILITIES) - 3.1%		186,209,547
NET ASSETS - 100%		$ 6,035,023,726
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,405,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12	$ 3,600,000
Massachusetts Commonwealth Trans. Fund Rev. Bonds Series WF 12 30 C, 0.19%, tender 10/24/13 (Liquidity Facility Wells Fargo Bank NA)	5/17/12	$ 13,305,000
Massachusetts Gen. Oblig. Bonds Series Merlots 2008-C54, 0.18%, tender 1/15/14 (Liquidity Facility Wells Fargo Bank NA)	2/2/12 - 3/5/12	$ 13,100,000
Security	Acquisition Date	Cost
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 15,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 563,467
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,857,609,179)	$ 4,857,609,179
Fidelity Central Funds (cost $991,205,000)	991,205,000
Total Investments (cost $5,848,814,179)		$ 5,848,814,179
Cash		240,805,574
Receivable for investments sold		26,244,039
Receivable for fund shares sold		53,109,401
Interest receivable		4,561,830
Distributions receivable from Fidelity Central Funds		52,751
Other receivables		22,882
Total assets		6,173,610,656

Liabilities
Payable for investments purchased Regular delivery	$ 44,128,904
Delayed delivery	21,025,680
Payable for fund shares redeemed	71,758,190
Distributions payable	1,675
Accrued management fee	285,831
Other affiliated payables	1,350,676
Other payables and accrued expenses	35,974
Total liabilities		138,586,930

Net Assets		$ 6,035,023,726
Net Assets consist of:
Paid in capital		$ 6,034,677,924
Undistributed net investment income		9,349
Accumulated undistributed net realized gain (loss) on investments		336,453
Net Assets, for 6,029,825,283 shares outstanding		$ 6,035,023,726
Net Asset Value, offering price and redemption price per share ($6,035,023,726 ÷ 6,029,825,283 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Interest		$ 3,388,897
Income from Fidelity Central Funds		563,467
Total income		3,952,364

Expenses
Management fee	$ 10,841,073
Transfer agent fees	3,592,160
Accounting fees and expenses	251,761
Custodian fees and expenses	32,476
Independent trustees' compensation	11,248
Registration fees	29,215
Audit	21,607
Legal	7,028
Miscellaneous	41,854
Total expenses before reductions	14,828,422
Expense reductions	(11,180,679)	3,647,743
Net investment income (loss)		304,621
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		278,908
Net increase in net assets resulting from operations		$ 583,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 304,621	$ 519,529
Net realized gain (loss)	278,908	391,827
Net increase in net assets resulting from operations	583,529	911,356
Distributions to shareholders from net investment income	(295,272)	(554,753)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,788,307,816	13,776,762,619
Reinvestment of distributions	286,257	543,910
Cost of shares redeemed	(6,756,676,239)	(13,128,360,703)
Net increase (decrease) in net assets and shares resulting from share transactions	31,917,834	648,945,826
Total increase (decrease) in net assets	32,206,091	649,302,429

Net Assets
Beginning of period	6,002,817,635	5,353,515,206
End of period (including undistributed net investment income of $9,349 and $0, respectively)	$ 6,035,023,726	$ 6,002,817,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.014
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.014
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.014)
Distributions from net realized gain	-	-	-	- F	-	- F
Total distributions	- F	- F	- F	- F	(.001)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.02%	.06%	1.46%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.55%	.52%
Expenses net of fee waivers, if any	.12% A	.17%	.17%	.29%	.45%	.52%
Expenses net of all reductions	.12% A	.17%	.17%	.29%	.45%	.47%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.06%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,035,024	$ 6,002,818	$ 5,353,515	$ 5,223,001	$ 4,885,554	$ 5,328,417

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Massachusetts Municipal Income Fund	$ 2,044,067,746	$ 80,196,314	$ (52,510,187)	$ 27,686,127
Fidelity Massachusetts Municipal Money Market Fund	5,848,814,179	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $128,576,496 and $404,953,828, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.11%	.36%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.11%	.36%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.12%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$ 2,879

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $11,158,135.

In addition, through arrangements with the Income Fund's and Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Semiannual Report

7. Expense Reductions - continued

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 10,837	$ 1,015
Fidelity Massachusetts Municipal Money Market Fund	17,420	5,124

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MAS-USAN-0913
1.789293.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 23, 2013